UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds, new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Ken Roberts Investment Management Inc.
Address:601 W. Riverside Ave., Suite 1670
        Spokane, WA  99201

13F File Number:   28-6910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth M. Roberts
Title:  President, Chief Investment Officer
Phone:  509-624-5591
Signature, Place, and Date of Signing:

       Kenneth M. Roberts       Spokane, Washington       May 8, 2003

Report Type (Check only one):

[X]     13F HOLDING REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F INFORMATION TABLE

                 Title of                      Value          Invstmt Voting Aut
Name of Issuer     Class    CUSIP             (x$1000) Shares Dscretn   None

AP Pharma Inc.      Com    00202J104                35   33800  Sole     33800
Actel Corp.         Com    004934105              5117  299922  Sole    299922
American Express    Com    025816109              8727  262628  Sole    262628
American International
Group               Com    026874107              8052  162823  Sole    162823
Annadarko           Com    032511107             10685  234845  Sole    234845
Applied Materials
Inc. Delaware       Com    038222105               366   29082  Sole     29082
Auspex              Com    052116100                 2   14000  Sole     14000
BP Amoco            Com    055622104               307    7946  Sole      7946
Banner Corp.        Com    06652V109              1105   69476  Sole     69476
Baxter Internati    Com    071813109              3482  186799  Sole    186799
Boise Cascade       Com    097383103               422   19300  Sole     19300
Bristol Myers Sq    Com    110122108               953   45085  Sole     45085
Build. Materials
Holding Corp.       Com    120113105               265   19900  Sole     19900
Cardinal Health     Com    14149Y108             13216  231978  Sole    231978
Cascade Nat. Gas    Com    147339105               452   23300  Sole     23300
Celestica           Com    15101Q108              1095   95833  Sole     95833
Chevron Corp.       Com    166751107             11847  183243  Sole    183243
Cisco Systems In    Com    17275R102              3987  307177  Sole    307177
Citigroup           Com    172967101             13861  402353  Sole    402353
Clorox              Com    189054109               277    6000  Sole      6000
Coca Cola Co.       Com    191216100             11499  284075  Sole    284075
Conoco-Philips      Com    20825C104               217    4053  Sole      4053
Costco              Com    2160K105              12658  421500  Sole    421500
Disney              Com    254687106              5049  296672  Sole    296672
EMC Corp            Com    268648102              1604  221807  Sole    221807
Eden Bioscience     Com    279445100               130   85950  Sole     85950
Eli Lilly & Co      Com    532457108               315    5505  Sole      5505
Emerson Electric    Com    291011104              3967   87474  Sole     87474
Express Scripts     Com    302182100             11374  204211  Sole    204211
Exxon Mobil         Com    30231G102              1852   52995  Sole     52995
First Indus.
Realty Trust        Com    32054K103               317   11200  Sole     11200
General Electric    Com    369604103              9936  389654  Sole    389654
Gillette Co.        Com    375766102               286    9235  Sole      9235
HealthSouth         Com    421924101               109 1283101  Sole   1283101
Hewlett Packard     Com    428236103               327   21009  Sole     21009
Home Depot          Com    437076102             13078  536852  Sole    536852
Home Properties
of N.Y.             Com    437306103               515   15500  Sole     15500
ICOS Corp.          Com    449295104               990   52925  Sole     52925
Intel Corp.         Com    458140100              5275  324008  Sole    324008
International Business
Machines            Com    459200101               431    5489  Sole      5489
Istar Financial     Com    45031U101               741   25389  Sole     25389
Johnson & Johnso    Com    478160104               341    5893  Sole      5893
Keytronic           Com    493144109               216  201450  Sole    201450
LA Pac Corp         Com    546347105                97   12212  Sole     12212
LSI Logic Corp.     Com    502161102               404   89432  Sole     89432
Lattice
Semiconductor       Com    518415104              6369  844660  Sole    844660
Lucent Technolog    Com    549463107                18   12514  Sole     12514
Managed Municipa    Com    561662107               208   19708  Sole     19708
McDonald's Corp.    Com    580135101               177   12232  Sole     12232
Mentor Graphics     Com    587200106              5163  577550  Sole    577550
Merck & Co.         Com    589331107              5267   96143  Sole     96143
Merrill Lynch       Com    590188108               252    7131  Sole      7131
Metris Companies    Com    591598107                46   19700  Sole     19700
Microsoft           Com    594918104             14134  583810  Sole    583810
Nordstrom           Com    655664100              8630  532706  Sole    532706
Officemax           Com    67622M108              2715  527120  Sole    527120
Oracle Corp.        Com    68389X105              4217  388697  Sole    388697
Pfizer Inc.         Com    717081103               993   31855  Sole     31855
Plum Creek Timb.    Com    729251108              1267   58700  Sole     58700
Putnam Master
Interm. Inc. Tr.    Com    746909100               348   55172  Sole     55172
Qualcomm            Com    747525103              3900  108336  Sole    108336
Railamerica         Com    750753105               208   34100  Sole     34100
Schlumberger        Com    806857108              4663  122680  Sole    122680
Scudder Inter Go    Com    811163104               469   67500  Sole     67500
Semitool            Com    816909105               236   57700  Sole     57700
Shurgard Storage    Com    82567D104              1093   35194  Sole     35194
Siebel Systems      Com    826170102               148   18440  Sole     18440
Starbucks           Com    855244109             15610  605983  Sole    605983
Sun Microsystems    Com    866810104                68   20775  Sole     20775
Target Corp.        Com    87612E106               230    7870  Sole      7870
Texas Instrument    Com    882508104              7113  434494  Sole    434494
Veritas Software    Com    923436109               407   23151  Sole     23151
Verizon Comm.       Com    92343V104               342    9682  Sole      9682
Wal-Mart            Com    931142103             14606  280731  Sole    280731
Washington Fed.
Savings & Loan      Com    938824109               259   12297  Sole     12297
Washington Mut.
Savings Bank        Com    939322103              2347   66540  Sole     66540
Watchguard
Technologies Inc    Com    941105108               164   27275  Sole     27275
Xanser Corp.        Com    98389J103                42   23000  Sole     23000


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry To         78

Form 13F Information Table Value To $     267,690